Other liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Compensation for directors and members of the Supervisory Committee	$ 53	$ 44
Guarantees received	10	15
Other	22	10
Other current liabilities	85	69
Non-current
Pension benefits (Note 3.m)	214	164	$ 95
Legal fees	4	4
Other	2	2
Other non-current liabilities	220	170
Total other liabilities	$ 305	$ 239